Customers and Other Financing and Non-Financing Accounts Receivable	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of June 30, 2024 and December 31, 2023, accounts receivable and other receivables were as follows:

A.Customers

	June 30, 2024		December 31, 2023
Domestic customers, net	Ps.	88,799,646	Ps.	79,069,658
Export customers, net	41,541,486		32,324,773
Total customers, net	Ps.	130,341,132	Ps.	111,394,431
B.Other financial and non-financial accounts receivable

	June 30, 2024		December 31, 2023
Financial assets:
Sundry debtors (1)	Ps.	40,836,160	Ps.	35,253,635
Employees and officers	5,852,347		5,633,492
Total financial assets	Ps.	46,688,507	Ps.	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	69,013,916	Ps.	155,336,028
Special Tax on Production and Services	6,313,278		2,603,657
Other accounts receivable	3,616,062		5,139,993
Total non-financial assets	Ps.	78,943,256	Ps.	163,079,678

(1)Includes Ps.(898,072) and Ps.(827,739) of impairment, as of June 30, 2024 and December 31, 2023, respectively.